Deferred Income Tax Assets/Liabilities - Summary of Expiration Dates of Tax Loss Carry-forwards (Detail) - ARS ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amount	$ 6,456,508	$ 2,311,980	$ 2,412,703	$ 573,890	$ 78,989
Deferred Tax Assets	2,106,500
Charged to Income [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amount	1,078,946
Deferred Tax Assets	$ 377,631	$ 809,193	$ 723,812	$ 172,167	$ 23,697